Other Current Receivables - Summary of Other Current Receivables (Detail) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Trade And Other Current Receivables [Abstract]
VAT	€ 3,588	€ 3,690
Receivables from National Institute for Social Security	3,187	3,725
Receivables from VITA Group	1,374
Other	2,869	2,418
Total	€ 11,018	€ 9,833